CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Other Current Assets (Details) ₽ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)
Other Current Assets
VAT reclaimable	$ 15.4	₽ 882.0	₽ 1,014.0
Funds receivable	13.9	802.0	224.0
Interest receivable	13.2	763.0	268.0
Loans to employees	10.8	624.0	454.0
Restricted cash	9.5	549.0	136.0
Other receivables	3.2	184.0	66.0
Loans granted to third parties	0.9	53.0	100.0
Prepaid Taxes	0.7	39.0	149.0
Receivables for disposed equity securities			267.0
Other	2.5	143.0	36.0
Total other current assets	70.1	4,039.0	2,714.0
Restricted Cash, Pledged Cash in Customs
Other Current Assets
Restricted cash	2.4	138.0	128.0
Restricted Cash, Other
Other Current Assets
Restricted cash	0.1	8.0	8.0
Restricted Cash, Escrow Account | 24Auto Ru
Other Current Assets
Restricted cash	$ 7.0	₽ 403.0	₽ 0.0